Revenue and Expenses - Revenues (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Rendering of services	€ 34,854	€ 34,117	€ 37,394
Sales	5,139	5,160	5,682
Total	€ 39,993	€ 39,277	€ 43,076